TAXATION - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carry forwards	¥ 2,783,606	¥ 2,156,396
Inventories valuation allowance	37	149
Impairment provision for other non-current assets		1,039
Accrued expenses	41,039	33,538
Advertising expenses	6,235	4,748
Less: Valuation allowance	(2,830,917)	(2,195,870)	¥ (1,841,225)	¥ (1,404,254)
Deferred tax liabilities
Identifiable intangible assets from business combination	27,000	38,558
Total deferred tax liabilities	¥ 27,000	¥ 38,558